Stockholders' equity (Details) - $ / shares	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stockholders' equity (Details) [Line Items]
Common stock shares, authorized	110,000,000	110,000,000
Common stock shares, outstanding	50,833,619	21,644,392
Common stock shares, description	a) 26,888,285 shares were issued to the stockholders of ChaSerg who did not redeem their shares, b) 1,200,000 shares legally issued and outstanding to the ChaSerg Founders and underwriter subject to earnout provisions as discussed further below, c) 53,000 shares issued to the Sponsor of ChaSerg at $10.00 per share as the result of a promissory note of $0.5 million converted to the Company’s common stock, d) 19,490,295 shares issued to GDD International Holding Company, e) 2,094,850 shares issued to BGV Opportunity Fund, L.P., and f) 1,107,189 shares issued to GDI shareholders prior to the consummation of the Business Combination. Additionally, there were 4,313,917 outstanding vested options to purchase the Company’s common stock.
Preferred stock, conversion basis	preferred stock outstanding convertible on a 1:1 basis with GDI’s common stock.
Earnout shares, description	399,999; 400,000; and 400,001 Earnout Shares vest if the closing price of the Company’s common stock on the principal exchange on which the securities are listed or quoted have been at or about $12.00; $13.50; and $15.00 per share, respectively, for 20 trading days (which need not be consecutive) over a thirty trading day period at any time
Voting rights, percentage	50.10%
Voting rights, description	all of the assets of the Company and its subsidiaries, taken as a whole, to an Acquiror, fewer than 50.1% (whether by voting or economic rights) of the outstanding equity securities or other capital interests
Percentage of shares outstanding	50.00%
Warrants outstanding	11,346,500
shares issued	50,833,619	21,644,392
Issuance of private placement shares	640,000
Shares issued on conversion of a working capital	53,000
Price per share (in Dollars per share)	$ 11.50
Warrant price per share (in Dollars per share)	0.01
GDI [Member]
Stockholders' equity (Details) [Line Items]
Preferred shares, par value (in Dollars per share)	$ 0.0001
Common Stock [Member]
Stockholders' equity (Details) [Line Items]
Common stock shares, authorized	110,000,000
Common stock shares, outstanding	50,833,619
Earnout shares, description	the Company had 1,200,000 shares of common stock issued and outstanding subject to earnout provisions (the “Earnout Shares”).
Price per share (in Dollars per share)	$ 18.00
Preferred Stock [Member]
Stockholders' equity (Details) [Line Items]
Preferred stock shares, outstanding	1,047,942
IPO [Member]
Stockholders' equity (Details) [Line Items]
shares issued	22,000,000